Property, Plant and Equipment (Tables )	12 Months Ended
Mar. 31, 2022
Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

	Years ended
	March 31,	March 31,
	2022	2021
Land	$182,831	$182,001
Building and building components	27,226,065	26,499,100
Laboratory and plant equipment	37,372,148	36,583,756
Furniture and office equipment	597,075	539,648
Computer equipment	878,101	692,855
Total	$66,256,220	$64,497,360
Less: Accumulated depreciation and impairment loss	(44,808,097)	(27,151,644)
	$21,448,123	$37,345,716

Summary of Depreciation Expense of Property Plant and Equipment

	Years ended
	March 31,	March 31,
	2022	2021
Cost of sales	$1,902,214	$2,442,208
Selling, general and administrative expenses	821,537	1,519,109
	$2,723,751	$3,961,317